Business Combinations and Divestments (Tables)	12 Months Ended
Dec. 31, 2024
Acquisition of plasma centers from ImmunoTek GH, LLC.
Business Combinations and Divestments
Schedule of detailed information about business combination

	Thousand of	Thousand of US
	Euros	Dollar
Consideration paid	245,798	265,858
Step-up of net assets [1]	—	—
Goodwill	245,798	265,858
Adjustments from the acquisition [2]	(12,377)	(13,092)
Goodwill, net of adjustments	233,421	252,766

Saskatoon plasma center Inc
Business Combinations and Divestments
Schedule of detailed information about business combination

			Thousands of
	Reference	Thousands of Euros	Canadian Dollars
Cost of the business combination
Consideration paid		8,018	11,558
Total consideration paid		8,018	11,558

Fair value of net assets acquired		160	231

Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	Note 6	7,858	11,327

Schedule of fair value assets, liabilities and contingent liabilities recognised on acquisition date

	Fair Value
		Thousands of
	Thousands of Euros	Canadian Dollars

Property, plant and equipment	96	138
Inventories	64	93

Total Assets	160	231

Total net assets acquired	160	231

Albajuna Therapeutics, S.L. Inc.
Business Combinations and Divestments
Schedule of detailed information about business combination

	Reference	Thousands of Euros
Cost of the business combination
Consideration paid		—
Total consideration paid		—

Fair value of net assets acquired		(1,794)

Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	Note 6	1,794

Schedule of fair value assets, liabilities and contingent liabilities recognised on acquisition date

Fair Value
Thousands of Euros
Non-current financial assets	165
Deferred tax assets	239
Trade and other receivables	185
Cash and cash equivalents	86

Total assets	675

Non-current financial liabilities	(2,300)
Current financial liabilities	(164)
Trade and other payables	(5)

Total Liabilities and contingent liabilities	(2,469)

Total net assets acquired	(1,794)

Grifols Canada Plasma, Inc. (formerly Prometic Plasma Resources, Inc.)
Business Combinations and Divestments
Schedule of detailed information about business combination

			Thousands of
	Reference	Thousands of Euros	Canadian Dollars
Cost of the business combination
Consideration paid		7,757	11,127
Total consideration paid		7,757	11,127

Fair value of net assets acquired		4,933	7,075

Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	Note 6	2,824	4,052

Schedule of fair value assets, liabilities and contingent liabilities recognised on acquisition date

	Fair Value
		Thousands of Canadian
	Thousands of Euros	Dollars
Other Intangible Assets	551	791
Rights of Use	238	341
Property, plant and equipment	36	51
Inventories	71	102
Trade and other reeceivables	4,603	6,602

Other current assets	9	13

Cash and cash equivalents	32	46

Total Assets	5,540	7,946

Non-current financial liabilities	(32)	(46)
Current financial liabilities	(264)	(379)
Trade and other payables	(311)	(446)
Total Liabilities	(607)	(871)
Total net assets acquired	4,933	7,075

Haema Plasma Kft.
Business Combinations and Divestments
Schedule of detailed information about business combination

		Thousands of	Thousands of
	Reference	Euros	Hungarian Forint
Call option price		16,948	6,228,796
Total call option price		16,948	6,228,796

Fair value of net assets acquired		2,209	812,371

Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	Note 6	14,739	5,416,425

Schedule of fair value assets, liabilities and contingent liabilities recognised on acquisition date

	Fair Value
		Thousands of Hungarian
	Thousands of Euros	Forint
Other Intangible assets	37	13,620
Rights of Use	3,421	1,257,286
Property, plant and equipment	1,301	478,222
Other non-current assets	302	110,810
Deferred tax assets	13	4,742

Inventories	2,784	1,022,926

Trade and other receivables	357	131,821
Other current assets	252	92,769
Cash and cash equivalents	3,343	1,228,356

Total Assets	11,810	4,340,552

Provisions	(169)	(61,946)
Non-current financial liabilities	(2,517)	(925,074)
Current financial liabilities	(4,281)	(1,573,216)
Trade and other payables	(2,100)	(771,861)
Other current liabilities	(534)	(196,084)
Total Liabilities and contingent liabilities	(9,601)	(3,528,181)
Total net assets acquired	2,209	812,371

Biotest AG
Business Combinations and Divestments
Schedule of detailed information about business combination

	Reference	Thousands of Euros
Cost of the business combination
Consideration paid		1,460,853
Total consideration paid		1,460,853

Fair value of net assets acquired		1,157,229

Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	Note 6	303,624

Schedule of fair value assets, liabilities and contingent liabilities recognised on acquisition date

Fair Value
Thousand of Euros
Other Intangible Assets	1,172,582
Rights of Use	25,256
Property, plant and equipment	545,667
Other non-current assets	13,969
Deferred Tax Assets	9,109
Inventories	259,316
Contract Assets	35,319
Trade and other receivables	88,249
Other current assets	25,644
Cash and cash equivalents	94,662

Total assets	2,269,773

Non-controlling interests	(356,386)
Non-current provisions	(120,298)
Non-current financial liabilities	(182,761)
Other non-current liabilities	(9)
Deferred tax liabilities	(347,192)
Current Provisions	(18,239)
Current financial liabilities	(35,052)
Trade and other payables	(40,489)
Other current liabilities	(12,118)
Total Liabilities and contingent liabilities	(1,112,544)

Total net assets acquired	1,157,229

Access Biologicals LLC
Business Combinations and Divestments
Schedule of detailed information about business combination

			Thousands of US
	Reference	Thousands of Euros	Dollars
Cost of the business combination
Purchase of the first 49%		48,218	51,010
Purchase of the remaining 51% (present value)		134,742	142,544
Total consideration paid		182,960	193,554

Gain on the previously held investment		72,984	77,209
Accumulated gain for equity method before acquisition date		8,256	8,735
Step-up of the previously held investment		81,240	85,944

Fair value of net assets acquired		(83,366)	(88,193)

Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	Note 6	180,834	191,305

Schedule of fair value assets, liabilities and contingent liabilities recognised on acquisition date

	Fair Value
	Thousands of	Thousands of US
	Euros	Dollars
Other Intangible Assets	82,080	86,832
Property, plant and equipment	2,589	2,739
Other non-current assets	75	79
Inventories	16,836	17,811
Trade and other receivables	7,522	7,958
Other current assets	1,529	1,618
Cash and cash equivalents	2,987	3,160

Total Assets	113,618	120,197

Trade and other payables	(7,249)	(7,669)
Deferred tax liabilities	(22,981)	(24,312)
Other non-current liabilities	(22)	(23)

Total Liabilities and contingent liabilities	(30,252)	(32,004)
Total net assets acquired	83,366	88,193